united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Probabilities VIT Fund

Semi-Annual Report
June 30, 2017

1-855-227-7204

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Probabilities VIT Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Dear Fellow Shareholders:

We are pleased to present you with the Probabilities VIT Fund Semiannual Report. For the six month period ended June 30, 2017, Probabilities VIT Fund’s (Class 1) (the “Fund”) total return was 8.56%, compared with 9.34% for the S&P 500 Index*.

During the period under review, the Fund benefited from its leveraged and long exposure to U.S. stocks for a portion of the period. Much of the fund’s underperformance was caused by leveraged positions during the January/February turn-of-month and being defensively positioned mid-June. The fund strategy positions the fund aggressively during many of the historically positive turns-of-month during its bullish bias period and invested more conservatively during the historically volatile summer months.

Looking back over the six month period, the Fund started the period positioned with 1x equity market (bullish) exposure and oscillated between a 0x (100% cash) and leveraged 2x position during the period. The Fund’s Portfolio was actively managed to obtain equity exposure, at times leveraged, throughout the period, pursuing gains based on its system-generated triggers. In May, the portfolio was adjusted to a more conservative stance as we entered the more bearish time period. Market exposure was adjusted in the period as dictated by policy rules to increase exposure when expected return is positive and to decrease exposure when expected volatility is higher and expected return is negative. Although concerns over a more hawkish Federal Reserve policy created downside early in the year, investment confidence improved as a result of improvements in economic indicators, earnings growth and the unemployment rate, driving stocks higher through mid-year. In the first half of 2017, the market marched higher and the portfolio participated with a few hiccups during short periods of market consolidation. Performance during the period met the portfolio manager’s expectations and was consistent with the trading strategy.

Our outlook for second half of 2017, consistent with long term seasonal trends and patterns, is that we expect the market to be volatile with potentially inferior performance to the returns achieved in 2016. Post-election years have historically been the worst out of the four in the presidential cycle. Fundamentally, stocks are priced to perfection near 24x trailing earnings for the

1665 Union Street	Suite A	San Diego	California	92101	(800) 519-0438	www.probabilitiesfundmanagement.com

S&P 500. If earnings projections are met, we believe high-single-digit returns are possible for the S&P 500, however we don’t expect much additional return from a P/E expansion and any sign of a slowdown from the current modest rate of GDP growth could cause downward revisions in earnings estimates which may cause a correction in stock prices. In this environment, we expect to see opportunities to add value by reducing exposure at times we believe downside risk is excessive.

Interest rates are in an uptrend, and we are watching a flattening yield curve closely; at a certain point if short term rates were to continue their march up and long term rates were to decline from current levels, we would get concerned at a recessionary signal, but so far no concern is warranted. We expect the Fed to continue its rate-normalization policy until it gets back to the 2-2.5% range, giving it a cushion to again use its monetary policy tools to act in the event of a future recession. However we believe the Fed will be careful and there will be pauses between hikes depending on economic performance; the Fed will be sensitive and will likely pause if the economy weakens.

Thank you for being a Probabilities Fund shareholder.

Sincerely,

Joseph B. Childrey

Founder & CIO

Probabilities Fund Management, LLC

* Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund’s shares. The Probabilities Fund paid a distribution of $0.121 per share in December, 2015. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This

1665 Union Street	Suite A	San Diego	California	92101	(800) 519-0438	www.probabilitiesfundmanagement.com

index is widely used by professional investors as a performance benchmark for large-cap stocks. An investment cannot be made directly in an index. Volatility is a statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index. Commonly, the higher the volatility, the riskier the security. Market exposure refers to the dollar amount of funds, or percentage of a portfolio, invested in a particular type of security, market sector or industry, which is usually expressed as a percentage of total portfolio holdings. A long (or long position) is the buying of a security such as a stock, commodity or currency with the expectation that the asset will rise in value. Leverage is the investment strategy of using borrowed money: specifically, the use of various financial instruments or borrowed capital to increase the potential return of an investment.

8226-NLD-9/5/2017

1665 Union Street	Suite A	San Diego	California	92101	(800) 519-0438	www.probabilitiesfundmanagement.com

Probabilities VIT Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through June 30, 2017

Total Returns as of June 30, 2017

				Since
Average Annualized Returns	Six Months	One Year	Three Year^	Inception*^
Probabilities VIT Fund – Class 1	8.56%	9.26%	3.54%	3.40%
Probabilities VIT Fund – Class 2	8.50%	9.09%	3.38%	3.25%
S&P 500 Total Return Index**	9.34%	17.90%	9.61%	12.94%

*	The Fund commenced operations on April 29, 2013.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

^	Annualized.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. The Fund’s total operating expenses, gross of waiver and reimbursement, are 2.51% and 2.66% for Class 1 and Class 2, respectively, per the Fund’s May 1, 2017 prospectus. For the period from inception through June 30, 2017, total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-855-227-7204.

Portfolio Composition as of June 30, 2017

Holdings by Type of Investment	Percent of Net Assets
Exchange Traded Funds	52.9%
Other Assets in Excess of Liabilities	47.1%
Net Assets	100.00%

Please refer to the Portfolio of Investments for a more detailed analysis of the Fund’s holdings.

Probabilities VIT Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2017

Shares		Value

	EXCHANGE TRADED FUNDS - 52.9%
	EQUITY FUNDS - 52.9%
54,260	Direxion Daily S&P 500 Bull 3X *	$1,851,894
18,930	ProShares Ultra Dow30	1,850,786
4,510	ProShares UltraPro Dow30	548,777
17,820	ProShares UltraPro S&P500	1,850,963
7,630	SPDR S&P 500 ETF Trust	1,844,934
8,310	Vanguard S&P 500 ETF	1,845,319
13,080	Vanguard Total Stock Market ETF	1,627,806
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,458,900)	11,420,479

	TOTAL INVESTMENTS - 52.9% (Cost - $11,458,900) (a)	$11,420,479
	OTHER ASSETS IN EXCESS OF LIABILITIES - 47.1%	10,158,447
	NET ASSETS - 100.00%	$21,578,926

*	Non-income producing security.

ETF - Exchange Traded Fund.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,486,887 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(66,408)
Net unrealized depreciation	$(66,408)

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2017

ASSETS
Investments in Securities at Value (identified cost $11,458,900)	$11,420,479
Cash	21,676,503
Receivable for dividend	5,229
TOTAL ASSETS	33,102,211

LIABILITIES
Payable for securities purchased	11,458,900
Payable for fund shares redeemed	4,516
Investment advisory fees payable	10,095
Distribution (12b-1) fees payable	6,623
Payables to Related Parties	26,647
Accrued expenses and other liabilities	16,504
TOTAL LIABILITIES	11,523,285
NET ASSETS	$21,578,926

Net Assets Consist Of:
Paid in capital	$20,622,442
Accumulated net investment loss	(203,269)
Accumulated net realized gain from investment transactions	1,198,174
Net unrealized depreciation on investments	(38,421)
NET ASSETS	$21,578,926

Class 1 Shares:
Net Assets	$18,102,989
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,782,840
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.15

Class 2 Shares:
Net Assets	$3,475,937
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	344,778
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$10.08

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2017

INVESTMENT INCOME
Dividends	$39,800
TOTAL INVESTMENT INCOME	39,800

EXPENSES
Investment advisory fees	138,577
Distribution (12b-1) fees- Class 1	29,669
Distribution (12b-1) fees- Class 2	8,941
Transfer agent fees	30,770
Accounting services fees	24,435
Administrative services fees	17,356
Legal fees	9,917
Compliance officer fees	8,679
Audit fees	7,439
Custodian fees	4,959
Trustees’ fees and expenses	2,480
Printing and postage expenses	2,480
Insurance expense	2,976
TOTAL EXPENSES	288,678
Fees waived by the Advisor	(45,609)
NET EXPENSES	243,069

NET INVESTMENT LOSS	(203,269)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	1,792,210
Net change in unrealized appreciation on investments	89,720
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,881,930

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,678,661

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2017	December 31, 2016
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(203,269)	$(551,131)
Net realized gain from investments	1,792,210	504,315
Net change in unrealized appreciation on investments	89,720	331,941
Net increase in net assets resulting from operations	1,678,661	285,125

FROM SHARES OF BENEFICIAL INTEREST
Class I:
Proceeds from shares sold	1,904,317	4,430,499
Payments for shares redeemed	(1,167,130)	(14,527,792)
Net increase (decrease) in net assets from shares of beneficial interest	737,187	(10,097,293)
Class 2:
Proceeds from shares sold	16,930	321,880
Payments for shares redeemed	(580,588)	(5,360,943)
Net decrease in net assets from shares of beneficial interest	(563,658)	(5,039,063)

Total Net Decrease in Net Assets From Beneficial Interest Transactions	173,529	(15,136,356)

TOTAL DECREASE IN NET ASSETS	1,852,190	(14,851,231)

NET ASSETS
Beginning of period	19,726,736	34,577,967
End of period +	$21,578,926	$19,726,736
+ Includes accumulated net investment loss of:	$(203,269)	$—

SHARE ACTIVITY
Class 1
Shares sold	192,922	478,057
Shares redeemed	(118,924)	(1,592,034)
Net increase (decrease) in shares of beneficial interest outstanding	73,998	(1,113,977)

Class 2
Shares sold	1,707	34,937
Shares redeemed	(59,851)	(596,608)
Net decrease in shares of beneficial interest outstanding	(58,144)	(561,671)

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund - Class 1

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013 (1)
	(Unaudited)

Net asset value, beginning of period	$9.35	$9.14	$10.95	$10.44	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.18)	(0.20)	(0.20)	(0.14)
Net realized and unrealized gain (loss) on investments (8)	0.89	0.39	(0.36)	0.71	0.58
Total from investment operations	0.80	0.21	(0.56)	0.51	0.44
Less distributions from:
Net realized gains	—	—	(1.25)	—	—
Total distributions	—	—	(1.25)	—	—
Net asset value, end of period	$10.15	$9.35	$9.14	$10.95	$10.44
Total return (3,4)	8.56%	2.30%	(5.44)%	4.89%	4.40%
Net assets, end of period (000s)	$18,103	$15,982	$25,802	$33,421	$37,592
Ratio of gross expenses to average net assets (5,6)	2.78%	2.45%	2.22%	2.12%	2.21%
Ratio of net expenses to average net assets (5,6)	2.24%	2.24%	2.22%	2.12%	2.21%
Ratio of net investment loss to average net assets (5,6,7)	(1.85)%	(2.04)%	(1.98)%	(1.97)%	(2.01)%
Portfolio Turnover Rate (4)	665%	1754%	1557%	2052%	700%

(1)	Class 1 commenced operations on April 29, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods of less than one year.

(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(7)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(8)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund - Class 2

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013 (1)
	(Unaudited)

Net asset value, beginning of period	$9.29	$9.10	$10.93	$10.43	$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)	(0.20)	(0.22)	(0.22)	(0.14)
Net realized and unrealized gain (loss) on investments (8)	0.89	0.39	(0.36)	0.72	0.57
Total from investment operations	0.79	0.19	(0.58)	0.50	0.43
Less distributions from:
Net realized gains	—	—	(1.25)	—	—
Total distributions	—	—	(1.25)	—	—
Net asset value, end of period	$10.08	$9.29	$9.10	$10.93	$10.43
Total return (3,4)	8.50%	2.09%	(5.64)%	4.79%	4.30%
Net assets, end of period (000s)	$3,476	$3,745	$8,776	$11,827	$13,227
Ratio of expenses to average net asset, before waivers (5,6)	2.94%	2.59%	2.47%	2.27%	2.36%
Ratio of expenses to average net assets, after waiver (5,6)	2.39%	2.39%	2.39%	2.27%	2.36%
Ratio of net investment loss to average net assets (5,6,7)	(1.99)%	(2.22)%	(2.16)%	(2.12)%	(2.16)%
Portfolio Turnover Rate (4)	665%	1754%	1557%	2052%	700%

(1)	Class 2 commenced operations on April 29, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods of less than one year.

(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.

(7)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(8)	Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

See accompanying notes to financial statements which are an integral part of these financial statements.

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2017

1.	ORGANIZATION

The Probabilities VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005, under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund commenced operations on April 29, 2013.

The Fund currently offers two classes of shares: Class 1 shares and Class 2 shares. Classes 1 and 2 shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid prices and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Trust’s Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2017

market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds – The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2017

market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,420,479	$—	$—	$11,420,479
Total	$11,420,479	$—	$—	$11,420,479

There were no transfers between levels during the current period presented.

It is the Fund’s policy to record transfers into and out of any Level at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2017

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

General Market Risk – The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

ETF Risk – ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. Additional risks of investing in ETFs are described in the Fund’s prospectus.

Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investment strategies.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax years (2014-2016) or expected to be taken in the Fund’s 2017 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2017

significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to the Fund are charged to the Fund. Expenses, that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $87,524,107 and $98,129,966, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Probabilities Fund Management, LLC (the “Advisor”) serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of the Fund’s average daily net assets. For the six months ended June 30, 2017, the Advisor earned advisory fees of $138,577.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2018, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund services providers (other than the Advisor)) will not exceed 2.24% and 2.39% for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended June 30, 2017, the Advisor waived $45,609 in advisory fees. Fees previously waived by the Advisor are subject to recapture $63,545 in fees; of which $7,735 may be recaptured through December 31, 2018 and $55,810 may be recaptured through December 31, 2019.

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“12b-1 Plans” or “Plan”) for each of Class 1 and Class 2 shares, pursuant to which the Fund may pay the Fund’s distributor an annual fee for distribution and shareholder servicing expense of 0.35% and 0.50% of the Fund’s average daily net assets attributable to Class 1 and Class 2 shares, respectively, which is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2017

otherwise required to be provided by the Advisor. For the six months ended June 30, 2017, pursuant to the Plans, the Fund incurred $29,669 and $8,941 for Class 1 and Class 2 shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, Jefferson National Life Insurance Co., held approximately 84% of the voting securities of the Fund.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the year ended December 31, 2016 and December 31, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2016	December 31, 2015
Ordinary Income	$—	$4,330,299
Long-Term Capital Gain	—	—
Return of Capital	—	704
	$—	$4,331,003

There were no distributions paid for the year ended December 31, 2016.

As of December 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(566,049)	$—	$(156,128)	$(722,177)

Probabilities VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2017

At December 31, 2016, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$566,049	$—	$566,049

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, resulted in reclassification for the year ended December 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(551,131)	$551,131	$—

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events have been evaluated after the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Probabilities VIT Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2017

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 1, 2017 through June 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period*
	1/1/17	6/30/17	Ratio	1/1/17 – 6/30/17
Actual
Class 1	$1,000.00	$1,085.60	2.24%	$11.58
Class 2	$1,000.00	$1,085.00	2.39%	$12.36
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,013.69	2.24%	$11.18
Class 2	$1,000.00	$1,012.94	2.39%	$11.93

*	Expenses are equal to the average account value over the period beginning January 1, 2017, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended June 30, 2017 (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-227-7204 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-227-7204.

INVESTMENT ADVISOR
Probabilities Fund Management, LLC
1665 Union Street, Suite A
San Diego, CA 92101

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/8/17